LEASES	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For these leases the Company recognized, on a straight-line basis over the lease term, lease expense of $3 million and $4 million in the three months ended June 30, 2020 and 2019, respectively, and $6 million and $8 million in the six months ended June 30, 2020 and 2019, respectively.
For the three and six months ended June 30, 2020 the Company incurred operating lease expenses of $35 million and $70 million, respectively. For the three and six months ended June 30, 2019, the Company incurred operating lease expenses of $40 million and $79 million, respectively.
At June 30, 2020, the Company has recorded approximately $398 million of right-of-use assets and $396 million of related lease liability included in Other Assets and Other Liabilities, respectively. At June 30, 2020, the weighted average remaining lease term
(calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.9 years and 3.3%, respectively.
During the six months ended June 30, 2020 and 2019, leased assets obtained in exchange for operating lease obligations were $33 million and $41 million, respectively. The operating cash outflow for amounts included in the measurement of operating lease obligations was $70 million and $79 million as of June 30, 2020 and 2019, respectively.
Future minimum lease payments under non-cancellable leases as of June 30, 2020 were as follows:

Operating Leases	($ million)
2020 (excluding the six months ended June 30, 2020)	$61
2021	99
2022	72
2023	54
2024	39
2025 and thereafter	119
Total future minimum lease payments	$444
Less: Interest	48
Total	$396
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	$472

LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For these leases the Company recognized, on a straight-line basis over the lease term, lease expense of $3 million and $4 million in the three months ended June 30, 2020 and 2019, respectively, and $6 million and $8 million in the six months ended June 30, 2020 and 2019, respectively.
For the three and six months ended June 30, 2020 the Company incurred operating lease expenses of $35 million and $70 million, respectively. For the three and six months ended June 30, 2019, the Company incurred operating lease expenses of $40 million and $79 million, respectively.
At June 30, 2020, the Company has recorded approximately $398 million of right-of-use assets and $396 million of related lease liability included in Other Assets and Other Liabilities, respectively. At June 30, 2020, the weighted average remaining lease term
(calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.9 years and 3.3%, respectively.
During the six months ended June 30, 2020 and 2019, leased assets obtained in exchange for operating lease obligations were $33 million and $41 million, respectively. The operating cash outflow for amounts included in the measurement of operating lease obligations was $70 million and $79 million as of June 30, 2020 and 2019, respectively.
Future minimum lease payments under non-cancellable leases as of June 30, 2020 were as follows:

Operating Leases	($ million)
2020 (excluding the six months ended June 30, 2020)	$61
2021	99
2022	72
2023	54
2024	39
2025 and thereafter	119
Total future minimum lease payments	$444
Less: Interest	48
Total	$396
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	$472